Trade and other receivables - Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable	$ 37,490	$ 25,812
Other receivables	7,806	10,103
Contract assets	13,269	12,781
Trade and other receivables	$ 58,565	$ 48,696